Commitments & Contingencies (Details) - Landsea Homes [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
2020	$ 519,000	$ 1,801,000
2021	1,748,000	1,564,000
2022	1,624,000	1,439,000
2023	1,397,000	1,210,000
2024	1,182,000	992,000
Thereafter	1,617,000	1,086,000
Total lease payments	8,087,000	8,092,000
Less: Discount	(1,327,000)	(1,381,000)
Present value of lease liabilities	$ 6,760,000	$ 6,711,000	$ 4,600,000	$ 6,711,000